Document And Entity Information	6 Months Ended
Jan. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan 31, 2012
Entity Registrant Name	Guidewire Software, Inc.
Entity Central Index Key	0001528396
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
ASSETS
Cash and cash equivalents	$ 169,633	$ 59,625	$ 37,411
Restricted cash, current portion	3,834	2,230	513
Accounts receivable	34,602	23,278	16,422
Deferred tax asset, current portion	2,203	6,044
Other current assets	4,960	3,665	2,917
Total current assets	215,232	94,842	57,263
Property and equipment, net	4,264	4,455	2,764
Restricted cash, net of current portion	2,215	3,820
Deferred tax asset, net of current portion	22,073	22,073
Other assets	1,068	1,350	28
TOTAL ASSETS	244,852	126,540	60,055
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	5,905	4,317	3,668
Accrued employee compensation	14,763	18,112	17,370
Deferred revenues, current portion	46,396	48,482	38,967
Litigation provision obligation		10,000
Other current liabilities	3,781	1,390	2,640
Total current liabilities	70,845	82,301	62,645
Deferred revenues, net of current portion	14,992	25,313	21,182
Other liabilities	241	774	1,373
Total liabilities	86,078	108,388	85,200
Commitments and contingencies (Note 6)
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock, par value $0.0001 per share-55,000,000 shares authorized as of July 31, 2010, 2011 and 500,000,000 shares as of January 31, 2012 (unaudited); 13,772,656, 14,422,557 and 51,275,725 shares issued and outstanding as of July 31, 2010, 2011 and January 31, 2012 (unaudited)	5	1	1
Additional paid-in capital	189,036	20,231	12,620
Accumulated other comprehensive loss	(399)	(209)	(337)
Accumulated deficit	(29,868)	(38,371)	(73,929)
Total stockholders' equity (deficit)	158,774	18,152	(25,145)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	244,852	126,540	60,055
Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT):
Convertible preferred stock, par value $0.0001 per share-25,643,493 shares authorized as of July 31, 2010, 2011 and 25,000,000 shares authorized as of January 31, 2012 (unaudited); 25,357,721 shares issued and outstanding as of July 31, 2010, 2011 and none as of January 31, 2012 (unaudited) actual; liquidation preference of $36,586 as of July 31, 2010, 2011 and none as of January 31, 2012 (unaudited)		$ 36,500	$ 36,500

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	55,000,000	55,000,000
Common stock, shares issued	51,275,725	14,422,557	13,772,656
Common stock, shares outstanding	51,275,725	14,422,557	13,772,656
Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	25,000,000	25,643,493	25,643,493
Preferred stock, shares issued	0	25,357,721	25,357,721
Preferred stock, shares outstanding	0	25,357,721	25,357,721
Preferred stock, liquidation preference		$ 36,586	$ 36,586

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
Revenues:
License	$ 46,544	$ 30,153	$ 73,883	$ 60,315	$ 26,996
Maintenance	13,911	9,820	21,321	18,702	9,572
Services	47,022	37,034	77,268	65,674	48,177
Total revenues	107,477	77,007	172,472	144,691	84,745
Cost of revenues:
License	533	332	1,264	267	349
Maintenance	2,463	1,900	4,063	3,685	2,628
Services	37,235	29,381	63,017	51,519	38,679
Total cost of revenues	40,231	31,613	68,344	55,471	41,656
Gross profit:
License	46,011	29,821	72,619	60,048	26,647
Maintenance	11,448	7,920	17,258	15,017	6,944
Services	9,787	7,653	14,251	14,155	9,498
Total gross profit	67,246	45,394	104,128	89,220	43,089
Operating expenses:
Research and development	23,121	15,731	34,773	28,273	22,356
Sales and marketing	16,559	12,602	28,950	26,741	21,559
General and administrative	14,077	9,832	23,534	16,192	9,646
Litigation provision			10,000
Total operating expenses	53,757	38,165	97,257	71,206	53,561
Income (loss) from operations	13,489	7,229	6,871	18,014	(10,472)
Interest income, net	113	112	156	95	27
Other income (expense), net	(635)	184	1,269	(391)	(123)
Income (loss) before provision for income taxes	12,967	7,525	8,296	17,718	(10,568)
Provision for (benefit from) income taxes	4,464	199	(27,262)	2,199	398
Net income (loss)	$ 8,503	$ 7,326	$ 35,558	$ 15,519	$ (10,966)
Net income (loss) per share:
Basic	$ 0.19	$ 0.15	$ 0.83	$ 0.32	$ (0.83)
Diluted	$ 0.15	$ 0.14	$ 0.76	$ 0.3	$ (0.83)
Shares used in computing net income (loss) per share:
Basic	16,499,660	13,960,587	14,064,055	13,535,736	13,284,938
Diluted	23,387,583	16,202,034	17,763,859	15,933,374	13,284,938

Consolidated Statements Of Stockholders' Equity (Deficit) And Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 31, 2008	$ 36,500	$ 1	$ 5,626	$ (419)	$ (78,482)	$ (36,774)
Balance, shares at Jul. 31, 2008	25,357,721	13,348,896
Issuance of common stock upon exercise of stock options			66			66
Issuance of common stock upon exercise of stock options, shares		52,833
Stock-based compensation			2,789			2,789
Comprehensive income (loss):
Net income (loss)					(10,966)	(10,966)
Foreign currency translation adjustment				238		238
Total comprehensive income (loss)						(10,728)
Balance at Jul. 31, 2009	36,500	1	8,481	(181)	(89,448)	(44,647)
Balance, shares at Jul. 31, 2009	25,357,721	13,401,729
Issuance of common stock upon exercise of stock options			785			785
Issuance of common stock upon exercise of stock options, shares		370,927
Stock-based compensation			3,354			3,354
Comprehensive income (loss):
Net income (loss)					15,519	15,519
Foreign currency translation adjustment				(156)		(156)
Total comprehensive income (loss)						15,363
Balance at Jul. 31, 2010	36,500	1	12,620	(337)	(73,929)	(25,145)
Balance, shares at Jul. 31, 2010	25,357,721	13,772,656
Issuance of common stock upon exercise of stock options			931			931
Issuance of common stock upon exercise of stock options, shares		649,901
Stock-based compensation			6,680			6,680
Comprehensive income (loss):
Net income (loss)					35,558	35,558
Foreign currency translation adjustment				128		128
Total comprehensive income (loss)						35,686
Balance at Jul. 31, 2011	36,500	1	20,231	(209)	38,371	18,152
Balance, shares at Jul. 31, 2011	25,357,721	14,422,557
Proceeds from issuance of common stock in connection with initial public offering, net of underwriting discounts and commission		1	123,045			123,046
Proceeds from issuance of common stock in connection with initial public offering, net of underwriting discounts and commission, shares		10,177,500
Costs incurred with initial public offering			(2,838)			(2,838)
Conversion of preferred stock to common stock	(36,500)	3	36,497
Conversion of preferred stock to common stock, shares	(25,357,721)	25,357,721
Issuance of common stock upon exercise of stock options			2,497			2,497
Issuance of common stock upon exercise of stock options, shares		1,317,947
Stock-based compensation			9,604			9,604
Comprehensive income (loss):
Net income (loss)					8,503	8,503
Foreign currency translation adjustment				(190)		(190)
Total comprehensive income (loss)						8,313
Balance at Jan. 31, 2012		$ 5	$ 189,036	$ (399)	$ (29,868)	$ 158,774
Balance, shares at Jan. 31, 2012		51,275,725

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 8,503	$ 7,326	$ 35,558	$ 15,519	$ (10,966)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,364	621	2,226	1,376	1,306
Provision for doubtful accounts				(427)	(695)
Stock-based compensation	9,604	2,483	6,680	3,354	2,789
Deferred tax assets	3,841		(28,117)
Changes in operating assets and liabilities:
Accounts receivable	(11,565)	(5,082)	(6,284)	4,957	(6,252)
Prepaid expenses and other assets	(529)	(777)	(2,674)	(215)	(1,167)
Accounts payable	395	62	577	442	(125)
Accrued employee compensation	(3,215)	(6,332)	413	3,460	8,894
Other liabilities	(8,756)	(414)	7,537	336	1,964
Deferred revenues	(11,910)	3,043	11,770	(19,268)	15,631
Net cash provided by (used in) operating activities	(12,268)	930	27,686	9,534	11,379
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,000)	(1,512)	(2,776)	(2,238)	(1,169)
Decrease (increase) in restricted cash		(1,605)	(5,534)	1,198	149
Net cash used in investing activities	(1,000)	(3,117)	(8,310)	(1,040)	(1,020)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock upon exercise of stock options	2,497	281	931	785	66
Proceeds from issuance of common stock in connection with initial public offering, net of underwriting discounts and commission	123,046
Costs paid in connection with initial public offering	(1,689)
Net cash provided by (used in) financing activities	123,854	281	931	785	66
Effect of foreign exchange rate changes on cash and cash equivalents	(578)	889	1,907	547	(539)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	110,008	(1,017)	22,214	9,826	9,886
CASH AND CASH EQUIVALENTS-Beginning of period	59,625	37,411	37,411	27,585	17,699
CASH AND CASH EQUIVALENTS-End of period	169,633	36,394	59,625	37,411	27,585
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	1	33	53	14	13
Cash paid for income taxes	1,142	991	2,207	1,036	505
SUPPLEMENTAL DISCLOSURES OF NONCASH FINANCING ACTIVITIES:
Unpaid initial public offering issuance costs	1,149
Conversion of convertible preferred stock into common stock upon initial public offering	$ 36,500

The Company And Summary Of Significant Accounting Policies And Estimates	6 Months Ended
Jan. 31, 2012
The Company And Summary Of Significant Accounting Policies And Estimates [Abstract]
The Company And Summary Of Significant Accounting Policies And Estimates

1. The Company and Summary of Significant Accounting Policies and Estimates

Business

Guidewire Software, Inc. (the "Company") was incorporated under the laws of the State of Delaware on September 20, 2001. The Company provides Internet-based software platforms for core insurance operations, including underwriting and policy administration, claim management and billing. The Company's customers include insurance carriers for property and casualty and workers' compensation insurance. The Company has wholly owned subsidiaries in Australia, Canada, France, Germany, Hong Kong, Italy, Ireland, Japan, Poland and the United Kingdom.

The Company offers a suite of applications to enable core P&C insurance operations comprised of the following products: PolicyCenter, ClaimCenter and BillingCenter. The Company also provides maintenance support and provides professional services to the extent requested by its customers.

Initial Public Offering

On January 30, 2012, the Company closed its initial public offering ("IPO") whereby 10,177,500 shares of common stock were sold to the public, including the underwriters' overallotment option of 1,327,500 shares of common stock, at a price of $13.00 per share. The Company received aggregate proceeds of approximately $123.0 million from the initial public offering, including the exercise of the underwriters' overallotment option, net of underwriters' discounts and commissions, but before deduction of offering expenses of approximately $3.7 million. Upon the closing of the IPO, all shares of the Company's outstanding convertible preferred stock automatically converted into 25,357,721 shares of common stock, and outstanding warrants to purchase 69,529 shares of convertible preferred stock at $5.03 per share remain outstanding and are contractually adjusted to purchase 69,529 shares of common stock at $5.03 per share. As of January 31, 2012, the Company had 51,275,725 shares of common stock issued and outstanding.

Basis of Presentation

The Company's consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP") and include the accounts of the Company and its consolidated subsidiaries. All intercompany transactions and balances have been eliminated during consolidation.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions about future events that affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Significant items subject to such estimates include revenue recognition, the useful lives of property and equipment, allowance for doubtful accounts, valuation allowance for deferred tax assets, stock-based compensation, income tax uncertainties and contingencies. These estimates and assumptions are based on management's best estimates and judgment. Management regularly evaluates its estimates and assumptions using historical experience and other factors; however, actual results could differ significantly from these estimates.

Foreign Currency Translation

The functional currency of the Company's foreign subsidiaries is their respective local currency. The Company translates all assets and liabilities of foreign subsidiaries to U.S. dollars at the current exchange rate as of the applicable consolidated balance sheet date. Revenues and expenses are translated at the average exchange rate prevailing during the period. The effects of foreign currency translations are recorded in accumulated other comprehensive loss as a separate component of stockholders' deficit in the accompanying consolidated statement of stockholders' equity (deficit). Realized gains and losses from foreign currency transactions are recorded as other income (expense) in the consolidated statements of operations.

Unaudited Interim Financial Information

The accompanying interim consolidated balance sheet as of January 31, 2012, the consolidated interim statements of operations and cash flows during the six months ended January 31, 2011 and 2012 and the interim consolidated statements of stockholders' equity (deficit) and comprehensive income (loss) during the six months ended January 31, 2012 are unaudited. The unaudited interim consolidated financial statements have been prepared on a basis consistent with the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's consolidated financial position as of January 31, 2012 and its consolidated statements of income and cash flows during the six months ended January 31, 2011 and 2012. The financial data and the other financial information disclosed in these notes to the consolidated financial statements related to the six months ended January 31, 2011 and 2012 are also unaudited. The consolidated statements of operations during the six months ended January 31, 2012 are not necessarily indicative of the results to be expected during the year ending July 31, 2012 or for any other future annual or interim period.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less from dates of purchase to be cash equivalents. The Company's cash equivalents are comprised of money market funds and are maintained with high quality financial institutions.

Restricted Cash

Restricted cash includes money market funds or revolving short-term certificates of deposit held as deposits for certain leased offices and as collateral for letters of credit required by certain customers to secure contractual commitments and prepayments.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets. Maintenance and repairs that do not extend the life or improve an asset are expensed in the period incurred.

The estimated useful lives of property and equipment are as follows:

Computer hardware	3 years
Software	3 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Product Development Costs

Certain software development costs incurred subsequent to the establishment of technological feasibility are subject to capitalization and amortized over the estimated lives of the related products. Technological feasibility is established upon completion of a working model. Through January 31, 2012, costs incurred subsequent to the establishment of technological feasibility have been immaterial, and therefore, all software development costs have been charged to research and development expense in the accompanying consolidated statements of income as incurred.

Identified Intangible Assets

Identified intangible assets represent a group of five patents acquired during June 2011 and are amortized over the period representing the weighted average of their remaining patent lives and economic benefit, which is the expected period of related economic benefit. Identified intangible assets are classified within "Other assets" in the Consolidated Balance Sheets.

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets, consisting of property and equipment and patents for indicators of possible impairment when events or changes in circumstances indicate that the carrying amount of certain assets may not be recoverable. Impairment exists if the carrying amounts of such assets exceed the estimates of future net undiscounted cash flows expected to be generated by such assets. Should impairment exist, the impairment loss would be measured based on the excess carrying value of the assets over the estimated fair value of the assets. The Company has not written down any of its long-lived assets as a result of impairment during any of the periods presented.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash, cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with high quality financial institutions with investment grade ratings. The Company markets its products and services in the United States and in foreign countries through its direct sales force.

There were no single customers that accounted for 10% or more of the Company's revenues during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2011 and 2012 or total accounts receivable as of July 31, 2010. The Company had one customer that accounted for 12% of total accounts receivable as of July 31, 2011. The Company had another customer that accounted for 11% of total accounts receivable as of January 31, 2012.

Accounts Receivable and Allowance for Doubtful Accounts

The Company performs ongoing credit evaluations of its customers. Accounts receivable are recorded at invoiced amounts, net of the Company's estimated allowances for doubtful accounts. The allowance for doubtful accounts is estimated based on an assessment of the Company's ability to collect on customer accounts receivable. The Company regularly reviews the allowance by considering certain factors such as historical experience, industry data, credit quality, age of accounts receivable balances and current economic conditions that may affect a customer's ability to pay. In cases where the Company is aware of circumstances that may impair a specific purchaser's ability to meet their financial obligations, the Company records a specific allowance against amounts due from the customer and thereby reduces the net recognized receivable to the amount the Company reasonably believes will be collected. There is judgment involved with estimating the Company's allowance for doubtful accounts and if the financial condition of its customers were to deteriorate, resulting in their inability to make the required payments, the Company may be required to record additional allowances or charges against revenues. The Company writes-off accounts receivable against the allowance when it determines a balance is uncollectible and no longer actively pursues collection of the receivable. The Company's accounts receivable are not collateralized by any security. The following table summarizes the accounts receivable allowance activity:

	Balance at Beginning of Period	Additions: Charged to Expense	Deductions: Benefits From Late Collections	Balance at End of Period
	(in thousands)
Six months ended January 31, 2012 (unaudited):
Accounts receivable allowance	$—	$—	$—	$—

Year ended July 31, 2011:
Accounts receivable allowance	$—	$—	$—	$—

Year ended July 31, 2010:
Accounts receivable allowance	$427	$5	$432	$—

Year ended July 31, 2009:
Accounts receivable allowance	$1,122	$—	$695	$427

Fair Value of Financial Instruments

The carrying values of the Company's financial instruments, principally cash equivalents, accounts receivable, restricted cash and accounts payable approximated their fair values due to the short period of time to maturity or repayment. Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The current accounting guidance for fair value measurements defines a three-level valuation hierarchy for disclosures as follows:

Level I—Unadjusted quoted prices in active markets for identical assets or liabilities;

Level II—Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data; and

Level III—Unobservable inputs that are supported by little or no market activity, which requires the Company to develop its own assumptions.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Company's cash equivalents and restricted cash are classified as Level I because they are valued using quoted market prices.

Revenue Recognition

The Company enters into arrangements to deliver multiple products or services (multiple-elements). The Company applies software revenue recognition rules and allocates the total revenues among elements based on vendor-specific objective evidence, or VSOE, of fair value of each element.

Revenues are derived from three sources:

(i)	License fees, related to term (or time-based) and perpetual software license revenue;

(ii)	Maintenance fees, related to email and phone support, bug fixes and unspecified software updates and upgrades released when, and if available during the maintenance term; and

(iii)	Services fees, related to professional services related to implementation of our software, reimbursable travel and training.

Revenues are recognized when all of the following criteria are met:

•	Persuasive evidence of an arrangement exists. Evidence of an arrangement consists of a written contract signed by both the customer and management prior to the end of the period.

•

Delivery or performance has occurred.    The Company's software is delivered electronically to the customer. Delivery is considered to have occurred when the Company provides the customer access to the software along with login credentials.

•

Fees are fixed or determinable.    Arrangements where a significant portion of the fee is due beyond 90 days from delivery are not considered to be fixed or determinable. Revenues from such arrangements is recognized as payments become due, assuming all other revenue recognition criteria have been met. Fees from term licenses are generally due in equal annual installments over the term of the agreement beginning on the effective date of the license. Accordingly, fees from term licenses are not considered to be fixed or determinable until they become due.

•

Collectability is probable.    Collectability is assessed on a customer-by-customer basis, based primarily on creditworthiness as determined by credit checks and analysis, as well as customer payment history. Payment terms generally range from 30 to 90 days from invoice date. If it is determined prior to revenue recognition that collection of an arrangement fee is not probable, revenues are deferred until collection becomes probable or cash is collected, assuming all other revenue recognition criteria are satisfied.

VSOE of fair value does not exist for software licenses; therefore, for all arrangements that do not include services that are essential to the functionality of the software the Company allocates revenues to software licenses using the residual method. Under the residual method, the amount recognized for license fees is the difference between the total fixed and determinable fees and the VSOE of fair value for the undelivered elements under the arrangement.

The VSOE of fair value for elements of an arrangement is based upon the normal pricing and discounting practices for those elements when sold separately. VSOE of fair value for maintenance is established using the stated maintenance renewal rate in the customer's contract. The Company generally enters into term licenses ranging from 3 to 7 years. For term licenses with a duration of one year or less, no VSOE of fair value for maintenance exists. The Company began using stated maintenance renewal rates in customers contracts during fiscal year 2008. Prior to that, customers contracts did not have stated maintenance renewal rates and the Company was unable to establish VSOE of maintenance. VSOE of fair value for services is established if a substantial majority of historical stand-alone selling prices for a service fall within a reasonably narrow price range.

If VSOE of fair value for one or more undelivered elements does not exist, the total arrangement fee is not recognized until delivery of those elements occurs or when VSOE of fair value is established. If the undelivered elements are all service elements and VSOE of fair value does not exist for one or more service element, the total arrangement fee is recognized ratably over the longest service period starting at software delivery, assuming all the related services have been made available to the customer.

When implementation services are sold with a license arrangement, we evaluate whether those services are essential to the functionality of the software. Prior to fiscal year 2008, implementation services were determined to be essential to the software because the implementation services were generally not available from other third party vendors. By the beginning of fiscal year 2008, third party vendors were providing implementation services for ClaimCenter and it was concluded that implementation services generally were not essential to the functionality of the ClaimCenter software. By the beginning of fiscal year 2011, third party vendors were providing implementation services for PolicyCenter and BillingCenter and it was concluded that implementation services were no longer essential to the functionality of the PolicyCenter and BillingCenter software.

In cases where professional services are deemed to be essential to the functionality of the software, the arrangement is accounted for using contract accounting until the essential services are complete. If reliable estimates of total project costs and the extent of progress toward completion can be made, the Company applies the percentage-of-completion method in recognizing the arrangement fee. The percentage toward completion is measured by using the ratio of service billings to date compared to total estimated service billings for the consulting services. Service billings approximate labor hours as an input measure since they are billed monthly on a time and material basis. For term licenses with license fees due in equal installments over the term, the license revenues subject to percentage of completion recognition includes only those payments that are due and payable within the reporting period. The fees related to the maintenance are recognized over the period the maintenance is provided.

When VSOE for maintenance has not been established and the arrangement includes implementation services are deemed essential to the functionality of the software and it is reasonably assured that no loss will be incurred under the arrangement, revenues are recognized pursuant to the zero gross margin method. Under this method, revenues recognized are limited to the costs incurred for the implementation services. As a result, billed license and maintenance fees and the profit margin on the professional services are generally deferred until the essential services are completed and then recognized over the remaining term of the maintenance period.

If the Company cannot make reliable estimates of total project implementation and it is reasonably assured that no loss will be incurred under such arrangements, the zero profit margin method is applied whereby an amount of revenues equal to the incurred costs of the project is recognized as well as the incurred costs, producing a zero margin until project estimates become reliable. The percentage-of-completion method is applied when project estimates become reliable, resulting in a cumulative effect adjustment for deferred license revenues to the extent of progress toward completion, and the related deferred professional service margin is recognized in full as revenues.

Such cumulative effect adjustment for license revenues was $2.4 million and $0.4 million for fiscal years 2010 and 2011, respectively, and $0.4 million and $0.8 million for the six months ended January 31, 2011 and 2012, respectively, and for service revenues was $2.4 million and $0.3 million for fiscal years 2010 and 2011, respectively, and $0.3 million and $0.7 million for the six months ended January 31, 2011 and 2012, respectively. There was no material cumulative effect adjustments for fiscal year 2009.

Deferred Revenues

Deferred revenues represents amounts billed to or collected from customers for which the related revenues have not been recognized because one or more of the revenue recognition criteria have not been met. The current portion of deferred revenues represents the amount that is expected to be recognized as revenues within one year from the balance sheet date. The Company generally invoices fees for licenses and maintenance to its customers in annual installments payable in advance. Accordingly, the deferred revenues balance does not represent the total contract value of annual or multi-year, non-cancellable arrangements.

Sales Commissions

Sales commissions are recognized as an expense when earned by the sales representative, generally occurring at the time the customer order is signed. Substantially all of the effort by the sales force is expended through the time of closing the sale, with limited to no involvement thereafter.

Warranties

The Company generally provides a warranty for its software products and services to its customers for periods ranging from 3 to 12 months. The Company's software products are generally warranted to be free of defects in materials and workmanship under normal use and the products are also generally warranted to substantially perform as described in published documentation. The Company's services are generally warranted to be performed in a professional manner and to materially conform to the specifications set forth in the related customer contract. In the event there is a failure of such warranties, the Company generally will correct the problem or provide a reasonable workaround or replacement product. If the Company cannot correct the problem or provide a workaround or replacement product, then the customer's remedy is generally limited to refund of the fees paid for the nonconforming product or services. The Company has not incurred any warranty expenses since inception.

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and foreign currency translation adjustments. Total comprehensive income (loss) is presented in the consolidated statements of stockholders' equity (deficit) and comprehensive income (loss).

Advertising Costs

Advertising costs are expensed as incurred and amounted to approximately $159,000, $244,000, $261,000, $107,000 and $71,000 during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2011 and 2012, respectively.

Stock-Based Compensation

The Company recognizes compensation expense related to its stock options and restricted stock units, or RSUs, granted to employees based on the estimated fair value of the awards on the date of grant, net of estimated forfeitures. The RSUs are subject to time-based vesting, which generally occurs over a period of four years, and a performance-based condition, which will be satisfied upon the first to occur of the sale of our business or 180 days after our initial public offering. If an employee terminates employment from the Company prior to the occurrence of the performance-based condition, the employee does not forfeit the RSUs to the extent the time-based vesting requirements were satisfied prior to termination. The awards expire 10 years from the grant date. We estimate the grant date fair value, and the resulting stock-based compensation expense, of our stock options using the Black-Scholes option-pricing model. The grant date fair value of the stock-based awards is generally recognized using the accelerated multiple option approach over the requisite service period, which is generally the vesting period of the respective awards. Compensation cost for RSUs is recognized over the time-based vesting period regardless of the occurrence of the performance-based condition since this condition is not subject to employment.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company records a valuation allowance to reduce deferred tax assets to an amount whose realization is more likely than not.

On August 1, 2007, the Company adopted new accounting guidance related to accounting for uncertainties in income taxes. The new guidance provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions must meet a more likely than not recognition threshold at the effective date to be recognized upon the adoption of the new guidance and in subsequent periods. This interpretation also provides guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense in its consolidated statement of income.

Net Income (Loss) per Share Attributable to Common Stockholders

The Company's basic net income (loss) per share attributable to common stockholders is calculated by dividing the net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. The diluted net income (loss) per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. For purposes of this calculation, convertible preferred stock, options to purchase common stock and restricted stock units are considered to be common stock equivalents.

Because the Company has issued securities other than common stock that participate in dividends with the common stock, or participating securities, it is required to apply the two-class method to compute the net income (loss) per share attributable to common stockholders. The Company determined that it has participating securities in the form of noncumulative convertible preferred stock that share in dividends with common stock. The two-class method requires that the Company calculate the net income per share using net income attributable to the common stockholders which will differ from the Company's net income. Net income attributable to the common stockholders is generally equal to the net income less assumed periodic preferred stock dividends with any remaining earnings, after deducting assumed dividends, to be allocated on a pro rata basis between the outstanding common and preferred stock as of the end of each period.

Reclassifications

Certain accounts in the Company's financial statements for the years ended July 31, 2009 and 2010 have been reclassified in order to conform to the year ended July 31, 2011 presentation. Such reclassifications do not have an impact on the Company's consolidated financial statements.

Recent Accounting Pronouncements

Comprehensive Income

In June 2011 authoritative guidance that addresses the presentation of comprehensive income in interim and annual reporting of financial statements was issued. The guidance is intended to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Such changes in stockholders' equity will be required to be disclosed in either a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively for all periods presented. Early adoption is permitted. This new guidance impacts how the Company reports its comprehensive income only, and will have no effect on its results of operations, financial position or liquidity upon its required adoption by the Company on August 1, 2012.

Fair Value Of Financial Instruments	6 Months Ended
Jan. 31, 2012
Fair Value Of Financial Instruments[Abstract]
Fair Value Of Financial Instruments

2. Fair Value of Financial Instruments

The following table summarizes the Company's financial instruments measured at fair value on a recurring basis:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Money market funds	$—	$5,006	$5,008
Certificates of deposit	513	6,049	6,049

Total	$513	$11,055	$11,057

Balance Sheet Components	6 Months Ended
Jan. 31, 2012
Balance Sheet Components [Abstract]
Balance Sheet Components

3. Balance Sheet Components

Other Current Assets

Other current assets consist of the following:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Prepaid expenses	$1,712	$3,135	$4,451
Deferred costs—short term	6	49	—
Other receivables	1,199	481	509

Total	$2,917	$3,665	$4,960

Property and Equipment

Property and equipment consist of the following:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Computer hardware	$5,127	$6,031	$6,537
Software	1,025	3,207	3,291
Furniture and fixtures	205	239	301
Leasehold improvements	959	1,026	1,218

Total property and equipment	7,316	10,503	11,347
Less accumulated depreciation and amortization	(4,552)	(6,048)	(7,083)

Property and equipment, net	$2,764	$4,455	$4,264

As of July 31, 2010 and 2011 and January 31, 2012, no property and equipment was pledged as collateral against borrowings. Amortization of leasehold improvements is included in depreciation expense. Depreciation expense was $1.3 million, $1.4 million, $1.5 million and $1.2 million during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2012, respectively.

Other Assets

Other assets consist of the following:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Patents	$—	$795	$616
Deferred costs—long term	—	400	—
Other	28	155	452

Total	$28	$1,350	$1,068

The Company acquired a group of five patents in June 2011 for $1.5 million with a weighted average remaining useful life determined to be two years. Useful lives were evaluated based on remaining legal lives of the patents. Amortization of these assets is based upon the related revenue streams, both past and future. As a result of this method, the Company took an immediate charge of $0.7 million during the fourth quarter of fiscal year 2011 and recognized $0.2 million during the six months ended January 31, 2012. The Company expects to recognize amortization expenses related to this group of patents of $0.2 million during the remaining six months of fiscal year 2012 and $0.4 million during fiscal year 2013, and none thereafter.

Accrued Employee Compensation

Accrued employee compensation consists of the following:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Accrued bonuses	$8,123	$9,035	$5,318
Accrued commission	2,544	2,780	2,005
Accrued vacation	4,641	4,712	4,672
Payroll accruals	2,062	1,585	2,768

Total	$17,370	$18,112	$14,763

Other Current Liabilities

The components of other current liabilities are as follows:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Rent	$1,007	$591	$336
Sales tax	53	221	427
Professional services	—	210	522
Other accruals	1,580	368	2,496

Total	$2,640	$1,390	$3,781

Credit Facility	6 Months Ended
Jan. 31, 2012
Credit Facility [Abstract]
Credit Facility

4. Credit Facility

On March 28, 2008, the Company signed an agreement with lenders related to a credit facility providing the Company with a financing commitment of up to $10.0 million. Under the terms of the facility, $5.0 million was available at closing, and an additional $5.0 million was available on August 1, 2008 pursuant to the Company's achievement of certain financial milestones. The interest rate associated with this credit facility varied between the prime rate and prime plus 1.75%. Certain stock warrants were provided to the lender to purchase Series C convertible preferred stock for a total of 69,529 shares at a strike price of $5.03 per share. These warrants will expire within 7 years from the issue date. There was no outstanding debt associated with the available credit facility. The credit facility expired on March 28, 2010.

Net Income (Loss) Per Share	6 Months Ended
Jan. 31, 2012
Net Income (Loss) Per Share [Abstract]
Net Income (Loss) Per Share

5. Net Income (Loss) per Share

The following table sets forth the computation of the Company's basic and diluted net income (loss) per share under the two-class method attributable to common stockholders during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2011 and 2012:

	Years Ended July 31,			Six Months Ended January 31,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands, except share and per share data)
Net income (loss):
Net income (loss)	$(10,966)	$15,519	$35,558	$7,326	$8,503
Non-cumulative dividends to preferred stockholders	—	(3,291)	(3,291)	(1,645)	(1,574)
Undistributed earnings allocated to preferred stockholders	—	(7,924)	(20,568)	(3,655)	(3,858)

Net income (loss), basic	$(10,966)	$4,304	11,699	2,026	3,071
Adjustments to net income (loss) for dilutive options and restricted stock units	—	457	1,747	196	545

Net income (loss), diluted	$(10,966)	$4,761	$13,446	$2,222	$3,616

Net income (loss) per share:
Basic	$(0.83)	$0.32	$0.83	$0.15	$0.19

Diluted	$(0.83)	$0.30	$0.76	$0.14	$0.15

Weighted average shares used in computing net income (loss) per share:
Basic	13,284,938	13,535,736	14,064,055	13,960,587	16,499,660
Weighted average effect of dilutive stock options	—	2,397,638	2,682,215	1,977,680	3,597,819
Weighted average effect of dilutive restricted stock units	—	—	1,010,622	263,767	3,248,528
Weighted average effect of dilutive preferred stock warrants	—	—	6,967	—	41,576

Diluted	13,284,938	15,933,374	17,763,859	16,202,034	23,387,583

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net income (loss) per share for the periods presented because including them would have been antidilutive:

	Years Ended July 31,			Six Months Ended January 31,
	2009	2010	2011	2011	2012
				(unaudited)
Convertible preferred stock	25,357,721	—	—	—	—
Stock options to purchase common stock	3,269,353	2,520,855	1,975,982	3,565,349	649,263
Common stock subject to repurchase	34,952	—	—	—	—
Restricted stock units	—	92,636	163,031	1,910	—
Series C convertible preferred stock warrants(1)	69,529	69,529	—	69,529	—

(1)	Series C convertible preferred stock warrants were automatically converted to equivalent common stock warrants upon the closing of the Company's initial public offering on January 30, 2012.

Commitments And Contingencies	6 Months Ended
Jan. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

6. Commitments and Contingencies

Leases

The Company leases certain facilities and equipment under operating leases. The Company entered into an operating lease agreement in September 2007 for its corporate headquarters in California that expires in July 2012. In connection with the lease, the Company opened a letter of credit currently held with Silicon Valley Bank. On November 23, 2009, the Company entered into a sublease agreement for additional conference space which will expire in July 2012.

Lease expense for all worldwide facilities and equipment, which is being recognized on a straight-line basis over terms of the various leases, was $1.5 million, $1.9 million, $2.3 million, $1.8 million and $1.9 million during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2011 and 2012, respectively. Future commitments and obligations under the operating leases to be satisfied as they become due over their terms, are as follows as of July 31, 2011:

Year Ending July 31:	(in thousands)
2012	$2,573
2013	131
2014	73
2015	73
2016 and beyond	69

Total	$2,919

In addition, on December 5, 2011, the Company entered into a seven-year lease for a facility to serve as its corporate headquarters commencing August 1, 2012. Total future incremental lease payments under the new lease are approximately $29.6 million.

Office Sublease

On August 8, 2008, the Company entered into an agreement with a single subtenant to sublease a portion of the leased premises from the lessor of its current corporate headquarters in California consisting of 30,718 rentable square feet. The term of the sublease commenced on September 1, 2008 and will expire on June 30, 2012. Future minimum sublease rental income (net of operating expenses) under the agreement is as follows:

Year Ending July 31:	(in thousands)
2012	$1,160

Total	$1,160

Legal Proceedings

In December 2007, Accenture Global Services GmbH and Accenture LLP filed a lawsuit against us in the U.S. Federal District Court for the District of Delaware, or the Delaware Court (Accenture Global Services GmbH and Accenture LLP v. Guidewire Software, Inc., Case No 07-826-SLR). Accenture has alleged infringement of U.S. Patent Nos. 7,013,284 and 7,017,111 by the Company's products; trade-secret misappropriation; and tortious interference with business relations. The Company denied Accenture's claims, and it asserted counterclaims seeking a declaration that our products do not infringe either patent, that both patents are invalid and that U.S. Patent No. 7,013,284 is unenforceable. The Company also asserted counterclaims against Accenture for breach of contract and trade secret misappropriation.

In November 2009, Accenture filed an additional lawsuit against the Company in the Delaware Court (Accenture Global Services GmbH, and Accenture LLP v. Guidewire Software, Inc., Case No. 09-848-SLR) alleging infringement of U.S. Patent No. 7,617,240 by our products. The Company filed a response denying Accenture's allegations and later amended that response to allege inequitable conduct against Accenture in obtaining U.S. Patent No. 7,617,240.

In March 2010, the Delaware Court ruled on claim construction of U.S. Patent No. 7,017,111 and as a result of that ruling Accenture stated that it would not pursue U.S. Patent No. 7,017,111 at trial against the Company, although Accenture retained its rights to appeal the claim construction ruling. In February 2011, the USPTO issued a third and final office re-examination action rejecting all claims in U.S. Patent No. 7,617,240. In March 2011, the USPTO granted a third re-examination against U.S. Patent No. 7,013,284, after having rejected all claims in U.S. Patent No. 7,013,284 on two prior re-examinations. On May 31, 2011, the Delaware Court granted the Company's motion for summary judgment finding that Accenture's U.S. Patent Nos. 7,013,284 and 7,017,111 are invalid based on unpatentable subject matter. On June 22, 2011, the Delaware Court approved the parties Stipulation and Partial Dismissal under which Accenture's claims for U.S. Patent Nos. 7,017,111 and 7,617,240 and all of its other claims were dismissed, with prejudice, excepting claims for U.S. Patent No. 7,013,284, and the Company's claims against Accenture were dismissed, as well. In July 2011, Accenture filed an appeal to the Federal Circuit Court of Appeals of the Delaware Court's judgment of invalidity of U.S. Patent No. 7,013,284.

On June 23, 2011, the Company filed a lawsuit against Accenture in the U.S. District Court for the Eastern District of Virginia (Guidewire Software, Inc. v. Accenture PLC, Accenture Insurance Services LLC and Accenture LLP, Case No. 1:11-cv-678-CMH/TRJ), or the EDVA Lawsuit seeking injunction and damages, alleging infringement of U.S. Patent Nos. 6,073,109, 6,058,413, 5,630,069 and 5,734,837 by Accenture's Claim Components insurance software product and other Accenture software products that utilize the patented workflow and business process management techniques.

On July 20, 2011, Accenture filed a lawsuit against us in the U.S. District Court for the Northern District of California (Accenture Global Services Ltd. and Accenture LLP v. Guidewire Software, Inc., Case No. 3:11-cv-03563-MEJ) alleging infringement of U.S. Patent No. 7,979,382 by our ClaimCenter software product. No trial date has been set for this case.

On August 16, 2011, Accenture filed an answer in the EDVA Lawsuit and counterclaimed alleging that the Company's ClaimCenter and other unnamed software products infringe two Accenture patents, U.S. Patent Nos. 6,574,636 and 7,409,355 and filed a motion to have the entire EDVA Lawsuit transferred to the U.S. District Court for the Northern District of California. On September 9, 2011 the judge in the EDVA Lawsuit granted Accenture's motion to transfer the EDVA Lawsuit to the U.S. District Court for the Northern District of California.

On October 13, 2011, the Company agreed with Accenture to resolve all outstanding patent litigation concerning their respective insurance claims management software. In connection with the settlement, the Company has paid $10.0 million to Accenture with a potential additional payment based on the final outcome of Accenture's pending appeal regarding the validity of its '284 patent. If Accenture is successful in its appeal, the Company has agreed to pay them an additional $20.0 million. At any time prior to an initial determination by the appeals court, the Company may instead pay Accenture $15.0 million to discharge this potential obligation. If Accenture is not successful in its appeal, no further payments would be due in connection with the settlement. As part of the settlement, the Company has also agreed to a royalty free cross license of all current patents and patent applications with Accenture. The Company expensed the $10.0 million litigation provision as it believes that no future benefit is attributable to the cross license.

In addition to the matters described above, from time to time, the Company is involved in various other legal proceedings arising from the normal course of business activities.

Indemnification

The Company sells software licenses and services to its customers under contracts ("Software License"). Each Software License contains the terms of the contractual arrangement with the customer and generally includes certain provisions for defending the customer against any claims that the Company's software infringes upon a patent, copyright, trademark, or other proprietary right of a third party. The Software License also indemnifies the customer against losses, expenses, and liabilities from damages that may be assessed against the customer in the event the Company's software is found to infringe upon such third party rights.

The Company has not had to reimburse any of its customers for losses related to indemnification provisions and no material claims against the Company are outstanding as of July 31, 2010, 2011 and January 31, 2012. For several reasons, including the lack of prior indemnification claims and the lack of a monetary liability limit for certain infringement cases under the Software License, the Company cannot estimate the amount of potential future payments, if any, related to indemnification provisions.

Stockholders' Equity And Stock-Based Compensation	6 Months Ended
Jan. 31, 2012
Stockholders' Equity And Stock-Based Compensation [Abstract]
Stockholders' Equity And Stock-Based Compensation

7. Stockholders' Equity and Stock-based Compensation

Convertible Preferred Stock

Upon the closing of the Company's initial public offering on January 30, 2012, all outstanding convertible preferred stock was converted into 25,357,721 shares of common stock on a one-to-one basis. As of January 31, 2012, the Company was authorized to issue 25,000,000 shares of convertible preferred stock with a par value of $0.0001 per share and none has been issued or outstanding.

The following table summarizes convertible preferred stock authorized and issued and outstanding:

	July 31, 2010 and 2011				January 31, 2012 (unaudited)
	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Aggregate Liquidation Preference	Shares Authorized	Shares Issued and Outstanding
			(in thousands)
Series A	15,735,800	15,609,158	$4,178	$4,214	—	—
Series B	4,807,693	4,807,693	7,500	7,500	—	—
Series C	5,100,000	4,940,870	24,822	24,872	—	—
Nondesignated	—	—	—	—	25,000,000	—

Total	25,643,493	25,357,721	$36,500	$36,586	25,000,000	—

On August 23, 2007, the Company entered into a Note and Warrant Purchase Agreement with existing investors for a total of $2.0 million. The notes carried an interest rate of 8.25% per annum and matured on February 23, 2008. The notes and warrants were subsequently converted to shares of Series C convertible preferred stock, and the Note and Warrant Purchase Agreement was terminated on September 20, 2007 upon the closing of the Series C convertible preferred stock offering.

On September 20, 2007, the Company entered into a Series C convertible preferred stock offering in which it sold 4,791,880 shares of Series C convertible preferred stock to certain investors for $24.0 million. Concurrent with this transaction, the Company repurchased 126,642 shares of Series A convertible preferred stock and 1,281,740 shares of common stock from six of its founders for a total amount of $6.1 million. The Company recorded compensation expenses of $1.0 million, representing the excess of the purchase price over the fair value of the common stock repurchased. On March 28, 2008, the Company entered into another Series C convertible preferred stock offering in which it sold an additional 148,990 shares of Series C convertible preferred stock to certain investors for $750,000 as part of the credit facility (See Note 4).

The rights, preference and privileges of the convertible preferred stock are as follows:

Dividends

The holders of the Series A, B and C convertible preferred stock are entitled to receive, out of any funds legally available, when, as and if declared by the board of directors, noncumulative dividends prior and in preference to any payment of any dividend on the common stock. The dividend rates for Series A, B and C are 9% of the original issuance price of $0.27, $1.56 and $5.03 per share. After the dividend preference of the preferred stock has been paid in full for a given calendar year, the convertible preferred stock will participate pro rata with the common stock in the receipt of any additional dividends on an as converted basis. No dividends have been declared as of July 31, 2010 and 2011 and the six months ended January 31, 2012.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, the holders of convertible preferred stock are entitled to receive a per share amount equal to the original issue price for each such series of convertible preferred stock, equal to $0.27 per share for Series A, $1.56 per share for Series B and $5.03 per share for Series C as of July 31, 2010 and 2011, plus an amount equal to all declared but unpaid dividends thereon. If upon the occurrence of such an event, the assets and funds thus distributed among the holders of convertible preferred stock is insufficient to permit the payment to such holders of the full aforementioned amounts, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of convertible preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive. After the full preference amount on all outstanding shares of convertible preferred stock has been paid, any remaining funds and assets of the Company legally available for distribution to shareholders will be distributed pro rata among the holders of the common stock.

A merger or consolidation of the Company in which its shareholders do not retain a majority of the voting power in the surviving corporation, or a sale of all or substantially all of the Company's assets, will each be deemed to be a liquidation, dissolution or winding up of the Company.

Conversion

The holders of the preferred stock shall have the right to convert the convertible preferred stock, at any time, into shares of common stock initially at a rate of 1-for-1, subject to adjustments for future dilution. The convertible preferred stock shall be automatically converted into common stock, at the then applicable conversion rate, (i) in the event that the holders of at least a majority of outstanding convertible preferred stock consent to such conversion or (ii) the closing of an underwritten public offering of shares of common stock of the Company at a public offering price of not less than $5.00 per share for a total public offering price of not less than $75.0 million, before payment of underwriters' discounts and commissions. The conversion price of the convertible preferred stock shall be subject to adjustment to prevent dilution in the event that the Company issues additional shares of common stock or securities convertible into or exercisable for common stock at a purchase price less than the then effective conversion price, which is based on the original issue price for each such series of convertible preferred stock equal to $0.27 per share for Series A, $1.56 per share for Series B and $5.03 per share for Series C as of July 31, 2010 and 2011.

Voting Rights

Each share of convertible preferred stock carries a number of votes equal to the number of shares of common stock then issuable upon its conversion into common stock, which was on a 1-for-1 basis as of July 31, 2010 and 2011. The holder of such votes will have full voting rights and powers equal to holders of common stock, and shall be entitled to notice of any stockholder meeting and shall be entitled to vote with respect to any question upon which holders of common stock have the right to vote.

As for the Company's board of directors, the Company is authorized to have eight directors. Of these directors, two will be designated by the holders of the Series A and B voting together, two will be designated by the holders of the common stock voting together, and the remaining four directors will be designated by the preferred and common stock holders voting together.

Redemption Rights

The Series A, B and C convertible preferred stock is not redeemable.

Common Stock Reserved for Issuance

As of January 31, 2012, the Company was authorized to issue 500,000,000 shares of common stock with a par value of $0.0001 per share. As of July 31, 2010, 2011 and January 31, 2012, the Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
Exercise of stock options to purchase common stock	8,747,198	8,256,678	7,376,756
Issuances of shares available under stock option plans	1,358,588	13,662	7,557,061
Vesting of restricted stock units	105,231	4,318,996	5,109,576
Issuances of shares available under RSU plan	394,769	11,004	—
Conversion of convertible preferred stock	25,357,721	25,357,721	—
Issuances upon exercise of warrants	69,529	69,529	69,529

	36,033,036	38,027,590	20,112,922

Stock Compensation Plans

In February 2007, the Company's board of directors ("Board") adopted and the stockholders approved the 2006 Stock Plan ("2006 Plan") as an amendment and restatement of the stockholder approved 2002 Stock Option/Stock Issuance Plan, as amended, which provides for the issuance of incentive and non-statutory options to employees and nonemployees of the Company and under which 14,124,637 shares had been reserved for issuance as of January 31, 2012.

In July 2009, the Board adopted and the stockholders approved the 2009 Stock Plan ("French Plan"). Under the French Plan, 32,000 shares had been reserved for issuance as of January 31, 2012. The number of shares exercised and issued under the French Plan reduced the corresponding number of shares available under the 2006 Plan.

In June 2010, the Board adopted and the stockholders approved the 2010 Restricted Stock Unit Plan ("2010 Plan"). As of January 31, 2012, the Company had reserved 5,160,000 shares of common stock for issuance under the 2010 Plan.

On September 14, 2011, the Board, upon the recommendation of the Compensation Committee of the Board ("Committee"), adopted the 2011 Stock Plan ("2011 Plan"), which was subsequently approved by the Company's stockholders in January 2012. The 2011 Plan provides flexibility to the Committee to use various equity-based incentive awards as compensation tools to motivate the Company's workforce. The Company has initially reserved 7,500,000 shares of its common stock for the issuance of awards under the 2011 Plan. In addition, the number of shares remaining available for grant under the 2006 Plan and 2010 Plan immediately prior to the closing of the IPO were added to the shares available under the 2011 Plan. The number of shares remaining available for grant under the French Plan expired upon the IPO. The 2011 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2013, by up to 5% of the outstanding number of shares of the Company's common stock on the immediately preceding December 31. This number is subject to adjustment in the event of a stock split, stock dividend or other defined changes in the Company's capitalization.

The shares the Company issues under the 2011 Plan will be authorized but unissued shares or shares that are reacquired. The shares of common stock underlying any awards under the 2011 Plan, 2010 Plan and 2006 Plan that are forfeited, canceled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without any issuance of stock or are otherwise terminated (other than by exercise) are added back to the shares of common stock available for issuance under the 2011 Plan, or in the case of shares of common stock underlying any award under the French Plan will expire.

No awards may be granted under the 2011 Plan after the date that is 10 years from the effectiveness of the plan. No awards under the 2011 Plan were granted prior to the IPO. Following the closing of the IPO, no additional awards will be made under the 2006 Plan, French Plan and 2010 Plan.

Option activity under the Company's equity incentive plans for the periods presented is as follows:

		Options Outstanding
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(in thousands)
Balance as of July 31, 2008	1,808,837	6,720,709	$1.98	8.3	$11,748
Granted	(2,059,957)	2,059,957	3.73
Exercised	—	(52,833)	1.01
Cancelled	749,999	(749,999)	3.13

Balance as of July 31, 2009	498,879	7,977,834	2.33	7.8	10,905
Additional shares authorized	2,000,000	—	—
Granted	(1,681,938)	1,681,938	4.04
Exercised	—	(370,927)	2.20
Cancelled	541,647	(541,647)	3.06

Balance as of July 31, 2010	1,358,588	8,747,198	2.62	7.3	9,657
Additional shares authorized	375,000	—
Granted	(500,000)	500,000	7.50
Exercised	—	(652,071)	1.41
Cancelled	338,449	(338,449)	3.51
Repurchased	2,170	—	—
Transfer to 2010 Plan	(1,560,545)	—	—

Balance as of July 31, 2011	13,662	8,256,678	2.98	6.6	37,353
Additional shares authorized (unaudited)	7,932,000	—	—
Transferred from 2010 Plan (unaudited)	50,424	—	—
Granted (unaudited)	(470,000)	470,000	9.48
Exercised (unaudited)	—	(1,320,389)	1.97
Cancelled (unaudited)	29,533	(29,533)	3.75
Repurchased (unaudited)	2,442	—	—
Expired	(1,000)	—	—

Balance as of January 31, 2012 (unaudited)	7,557,061	7,376,756	3.57	6.4	106,689

Exercisable as of July 31, 2011		8,049,847	2.94	6.0	36,679

Vested and expected to vest as of July 31, 2011		7,839,333	2.89	6.6	36,101

Exercisable as of January 31, 2012 (unaudited)		7,229,747	3.55	6.5	104,702

Vested and expected to vest as of January 31, 2012 (unaudited)		7,209,118	3.48	6.4	104,857

The options exercisable as of July 31, 2011 and January 31, 2012 include options that are exercisable prior to vesting. The weighted average grant date fair value of options granted during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2012 was $1.83, $2.14, $3.46 and $4.18, respectively. Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options. The Company's estimated fair value of its common stock was $7.50 and $18.03 as of July 31, 2011 and January 31, 2012, respectively. The total intrinsic value of options exercised was $0.1 million, $0.7 million, $2.6 million, $0.8 million and $9.9 million for the years ended July 31, 2009, 2010 and 2011 and the six months ended January 31, 2011 and 2012, respectively. The total estimated grant date fair value of options vested during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2012 was $2.5 million, $2.4 million, $3.1 million and $1.1 million, respectively.

Additional information regarding options outstanding as of July 31, 2011 is as follows:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Options Outstanding	Remaining Contractual Life (Years)	Exercise Price per Share	Number of Options Exercisable	Exercise Price per Share
$0.05	65,000	2.3	$0.05	65,000	$0.05
0.16	436,000	3.7	0.16	436,000	0.16
0.50	1,120,000	4.4	0.50	1,120,000	0.50
1.00	126,500	4.8	1.00	126,500	1.00
1.25	208,000	4.8	1.25	208,000	1.25
1.78	222,600	5.1	1.78	222,600	1.78
2.03	8,000	5.4	2.03	8,000	2.03
2.56	121,500	5.4	2.56	121,500	2.56
2.74	1,412,000	6.0	2.74	1,410,958	2.74
3.50	947,614	6.6	3.50	932,221	3.50
3.73	1,824,487	7.7	3.73	1,742,865	3.73
3.92	1,040,927	8.4	3.92	983,371	3.92
4.50	224,050	8.7	4.50	192,832	4.50
7.50	500,000	10.0	7.50	480,000	7.50

	8,256,678	6.6	2.98	8,049,847	2.94

Additional information regarding options outstanding as of January 31, 2012 is as follows (unaudited):

	Options Outstanding			Options Exercisable
Exercise Price	Number of Options Outstanding	Remaining Contractual Life (Years)	Exercise Price per Share	Number of Options Exercisable	Exercise Price per Share
$0.05	15,000	1.4	$0.05	15,000	$0.05
0.16	321,000	3.4	0.16	321,000	0.16
0.50	682,000	3.9	0.50	682,000	0.50
1.00	116,500	4.3	1.00	116,500	1.00
1.25	183,000	4.3	1.25	183,000	1.25
1.78	141,000	4.6	1.78	141,000	1.78
2.56	97,500	4.9	2.56	97,500	2.56
2.74	1,345,000	5.4	2.74	1,345,000	2.74
3.50	866,008	6.1	3.50	863,839	3.50
3.73	1,691,391	7.0	3.73	1,637,655	3.73
3.92	725,807	7.7	3.92	681,903	3.92
4.50	222,550	8.2	4.50	197,434	4.50
7.50	500,000	9.5	7.50	482,500	7.50
8.65	205,000	9.6	8.65	200,416	8.65
10.00	235,000	9.8	10.00	235,000	10.00
11.00	30,000	9.9	11.00	30,000	11.00

	7,376,756	6.4	3.57	7,229,747	3.55

Stock Option Exchange

In conjunction with the adoption of the 2010 Plan, the Company implemented a stock option exchange program wherein certain individuals were given the opportunity to exchange the stock options granted to them during the year ended July 31, 2010 for RSUs. The Company completed the option exchange program on July 22, 2010. As a result, the Company agreed to exchange options covering an aggregate of 123,800 shares of common stock from 28 eligible participants in exchange for the grant of RSUs. Upon the terms and conditions set forth in the option exchange program, the Company issued RSUs covering an aggregate of 105,231 shares of common stock in exchange for the options surrendered pursuant to the option exchange program. The RSUs are subject to time-based vesting and a performance condition. The performance condition is not subject to employment and will be satisfied upon the first to occur of 180 days after the Company's initial public offering or a change of control of the Company.

The option exchange program is considered a modification to the surrendered options, which requires the calculation of incremental compensation cost. The incremental compensation cost is calculated by comparing the fair value of each newly issued RSU to the fair value of the corresponding surrendered option, each of which was calculated as of July 22, 2010 using the Black-Scholes option-pricing model. To the extent the fair value of the newly issued RSUs exceeded the fair value of the surrendered option, there is incremental compensation cost. The total incremental compensation cost resulting from the option exchange program was $196,000.

The Company will continue to amortize previously unrecognized compensation expense related to the original grant date fair value of the surrendered options. The Company has elected to combine both the incremental value and the unamortized original grant date fair value of the surrendered options, the total of which will be recognized as compensation expense over the vesting term of the new RSUs.

Performance-based RSUs

On March 9, 2011, the Company granted a series of three awards totaling 878,800 performance-based RSUs to its President and Chief Executive Officer. Each of these RSUs is subject to the time-based vesting and performance condition described above. In addition, each of the RSUs is subject to a separate performance condition, as follows:

•	The RSU covering 502,200 shares of our common stock is subject to satisfaction of an initial public offering of the Company's equity securities, which occurred in January 2012 ;

•

The RSUs covering 251,100 shares of our common stock is subject to full and final dismissal or final adjudication of certain specified litigation to the satisfaction of our Board of Directors, which occurred in July 2011; and

•

The RSUs covering 125,500 shares of our common stock is subject to satisfaction of a pre-established revenues target level for fiscal year 2012, which the Company estimated will be satisfied and expense recognition commenced in July 2011.

RSU activity for the periods presented is as follows:

		RSUs Outstanding
	Number of RSUs Available for Grant	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value(1)
				(in thousands)
Balance as of July 31, 2009	—	—	$—	$—
Additional shares authorized	500,000	—
Granted	(105,231)	105,231
Released	—	—
Cancelled	—	—

Balance as of July 31, 2010	394,769	105,231	3.65	384
Additional shares authorized	3,830,000	—
Granted	(4,293,900)	4,293,900
Released	—	—
Cancelled	80,135	(80,135)

Balance as of July 31, 2011	11,004	4,318,996	4.70	32,392
Additional shares authorized (unaudited)	830,000	—	—
Transferred to 2011 Plan (unaudited)	(50,424)	—	—
Granted (unaudited)	(895,095)	895,095	9.10
Released (unaudited)	—	—	—
Cancelled (unaudited)	104,515	(104,515)	5.74

Balance as of January 31, 2012 (unaudited)	—	5,109,576	5.45	92,126

(1)

The aggregate intrinsic value as of July 31, 2010 and 2011 was $4.50 per share and $7.50 per share, respectively, and is based on the fair value per share of common stock as determined by the Company's board of directors, and as of January 31, 2012 is based on the Company's closing stock price of $18.03 on January 31, 2012.

Determining Fair Value of Stock Options

The fair value of each grant of stock options was determined by the Company and its board of directors using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Valuation Method—The Company estimates the fair value of its stock options using the Black-Scholes option-pricing model.

Expected Term—The expected term represents the period that the stock-based awards are expected to be outstanding. The Company uses the simplified method to determine the expected term for its option grants as provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options. The Company uses the simplified method to determine its expected term because of its limited history of stock option exercise activity.

Expected Volatility—The expected volatility is derived from the historical stock volatilities of several comparable publicly listed peers over a period approximately equal to the expected term of the options as the Company has no trading history by which to determine the volatility of its own common stock.

Fair Value of Common Stock—The fair value of the common stock underlying the stock options has historically been determined by the Company's board of directors. Because there has been no public market for the Company's common stock, the board of directors has determined the fair value of the common stock at the time of the option grant by considering a number of objective and subjective factors including valuations of comparable companies, sales of redeemable convertible preferred stock to unrelated third parties, operating and financial performance, lack of liquidity of capital stock and general and industry-specific economic outlook, amongst other factors. The fair value of the underlying common stock shall be determined by the board of directors until such time that the Company's common stock is listed on an established stock exchange or national market system.

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term of the options.

Expected Dividend—The expected dividend has been zero as the Company has never paid dividends and has no expectations to do so.

Forfeiture Rate—The Company estimates its forfeiture rate based on an analysis of its actual forfeitures and will continue to evaluate the adequacy of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover behavior, and other factors. The impact from a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from that estimated, the Company may be required to record adjustments to stock-based compensation expense in future periods.

Summary of Assumptions—The Company uses the accelerated multiple option approach over the requisite service period, which is generally the vesting period of the respective awards. The fair value of the employee stock options were estimated on the grant dates using a Black-Scholes option-pricing model with the following weighted average assumptions:

	0000000000	0000000000	0000000000	0000000000	0000000000
	Years Ended July 31,			Six Months Ended January 31,
	2009	2010	2011	2011(1)	2012
				(unaudited)
Expected term (in years)	6.08	6.08	6.03	—	6.02 - 6.26
Risk-free interest rate	2.2 - 3.5%	2.7 - 3.1%	1.9%	—	1.2%
Expected volatility	48.5 - 52.3%	50.3 - 54.4%	46.1%	—	44.1 - 45.2%
Expected dividend rate	0%	0%	0%	—	0%

(1)	No options were issued during the six months ended January 31, 2011.

Stock-based compensation expense included in operating results amounted to approximately $2.8 million, $3.4 million, $6.7 million, $2.4 million and $9.6 million during the years ended July 31, 2009, 2010, 2011, and the six months ended January 31, 2011 and 2012, respectively, and this expense was included in cost of revenues and in operating expenses as follows:

	Years Ended July 31,			Six Months Ended January 31,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Cost of revenues	$780	$925	$1,384	$636	$1,926
Research and development	688	769	1,372	570	2,103
Sales and marketing	857	755	903	343	1,024
General and administrative	464	905	3,021	934	4,551

Total stock-based compensation	$2,789	$3,354	$6,680	$2,483	$9,604

As of July 31, 2011, and January 31, 2012, total unrecognized compensation cost, adjusted for estimated forfeitures, was as follows:

	As of July 31, 2011		As of January 31, 2012
	Unrecognized Expense	Average Expected Recognition Period	Unrecognized Expense	Average Expected Recognition Period
			(unaudited)
	(in thousands)	(in years)	(in thousands)	(in years)
Stock options	$2,092	3.3	$2,817	1.3
Restricted stock units	11,880	3.7	14,785	1.7

Total unrecognized stock-based compensation expense	$13,972		$17,602

Income Taxes	6 Months Ended
Jan. 31, 2012
Income Taxes [Abstract]
Income Taxes

8. Income Taxes

The Company's income (loss) before provision for income taxes for the years ended July 31, 2009, 2010 and 2011 is as follows:

	$(12,123	$(12,123	$(12,123
	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Domestic	$(10,700)	$15,179	$1,077
International	132	2,539	7,219

Income (loss) before provision for income taxes	$(10,568)	$17,718	$8,296

The provision for income taxes consisted of the following:

	$(12,123	$(12,123	$(12,123
	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Current:
U.S. Federal	$56	$(49)	$192
State	36	786	259
Foreign	306	1,462	404

Total current	398	2,199	855
Deferred:
U.S. Federal	—	—	(24,322)
State	—	—	(3,326)
Foreign	—	—	(469)

Total deferred	—	—	(28,117)

Total provision for (benefit from) income taxes	$398	$2,199	$(27,262)

The total income tax expense differs from the amounts computed by applying the statutory federal income tax rate of 34% during the year ended July 31, 2009 and 35% during the years ended July 31, 2010 and 2011 as follows:

	$(12,123	$(12,123	$(12,123
	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Computed tax expense (benefit)	$(3,593)	$6,202	$2,906
Nondeductible items and other	968	678	475
State taxes, net of federal benefit	24	445	477
Foreign income taxed at different rates	259	574	(2,593)
Utilization of tax credits	—	—	(1,330)
Net operating loss, tax credit, and carryovers not benefited, net	2,740	—	—
Reduction in valuation allowance	—	(5,700)	(27,197)

Total provision for (benefit from) income taxes	$398	$2,199	$(27,262)

The income tax provision for the six months ended January 31, 2011 and 2012 was $0.2 million and $4.5 million, respectively. The change is primarily due to having no valuation allowance, except on California research and development tax credits, as of January 31, 2012 compared to having a full valuation allowance as of January 31, 2011. In addition, the increase in profitability resulted in additional foreign and U.S. federal and state taxes during the six months ended January 31, 2012. The effective tax rates of 34.4% for the six months ended January 31, 2012 differs from the statutory federal income tax rate of 35% mainly due to permanent differences for stock-based compensation and the impact of state income taxes, offset by the benefit from Federal research and development tax credits ("R&D credit").

The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities are as follows:

	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Accruals and reserves	$1,226	$2,059	$8,307
Deferred revenues	1,144	1,676	2,373
Property and equipment	75	—	—
State taxes	12	238	121
Net operating loss carryforwards	26,232	19,432	12,768
Tax credits	3,437	5,694	6,908

Total deferred tax assets	32,126	29,099	30,477
Valuation allowance	(32,126)	(28,987)	(1,790)

Net deferred tax assets	—	112	28,687
Property, equipment and other	—	(112)	(570)

Total net deferred tax assets	$—	$—	$28,117

As of July 31, 2009 and 2010, the Company determined that it is more likely than not that the Company will not realize the benefits of its deferred tax assets and recorded a valuation allowance in each of these years. In assessing the realizability of its deferred tax assets as of July 31, 2009 and 2010 the Company considered the existing negative evidence in the form of cumulative pre-tax losses from operations over the prior three-year period as significant evidence that a valuation allowance was required. During the year ended July 31, 2011, the objective negative evidence in the form of cumulative losses over the prior three years was no longer present and the Company was able to consider positive evidence, including projections for future growth, in its assessment and determined a significant portion of the valuation allowance was no longer required. A corresponding benefit of $27.2 million was recorded for the year ended July 31, 2011. A valuation allowance of $1.8 million remained as of July 31, 2011 for California research and development credits that were not more likely than not realizable.

The Company had net operating loss carryforwards of the following:

	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Current:
U.S. federal	$67,861	$47,925	$29,020
California	35,196	35,196	34,655
Other states	22,786	13,687	3,996

Total	$125,843	$96,808	$67,671

The Company had R&D credits carryforwards of the following:

	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Current:
U.S. federal	$2,012	$3,320	$5,648
California	2,162	3,530	4,271

Total	$4,174	$6,850	$9,919

The U.S. federal and California net operating loss carryforwards will start to expire in 2028 and 2016, respectively. The U.S. federal R&D credit will start to expire in 2023.

During the year ended July 31, 2011, the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 reinstated the U.S. federal R&D credit, retroactive to January 1, 2010. As a result, the Company recorded a $0.5 million U.S. federal R&D credit related to the period from January 1, 2010 through July 31, 2010.

Federal and California laws impose restrictions on the utilization of net operating loss carryforwards and R&D credit carryforwards in the event of a change in ownership of the Company, which constitutes an "ownership change" as defined by Internal Revenue Code Sections 382 and 383. The Company experienced an ownership change in the past that does not materially impact the availability of its net operating losses and tax credits. Nevertheless, should there be an ownership change in the future, the Company's ability to utilize existing carryforwards could be substantially restricted.

The Company provides U.S. income taxes on the earnings of foreign subsidiaries, unless the subsidiaries' earnings are considered indefinitely reinvested outside the United States. As of January 31, 2012, U.S. income taxes were not provided for on the cumulative total of $7.5 million undistributed earnings from certain foreign subsidiaries. As of January 31, 2012, the unrecognized deferred tax liability for these earnings was approximately $0.6 million.

Uncertain Tax Positions

During the year ended July 31, 2011, the long-term liability associated with unrecognized tax benefits decreased by $277,000, which was primarily associated with the Company's operations in Russia. Accordingly, the amount as of July 31, 2011 was $62,000, which included $21,000 of interest and penalties.

The following table summarizes the activity related to unrecognized tax benefits:

	Years Ended July 31,
	2009	2010	2011
	(in thousands)
Unrecognized benefit—beginning of period	$—	$—	$335
Gross increases (decreases)—prior period tax positions	—	—	1,436
Gross increases (decreases)—current period tax positions	—	335	648

Unrecognized benefit—end of period	$—	$335	$2,419

During the year ended July 31, 2011, the unrecognized tax benefits at the beginning of the period decreased by $0.3 million as a result of a lapse in the applicable statute of limitations associated with an uncertain tax position in the Company's operations in Russia. In that same period, the Company's unrecognized tax benefits increased by $2.4 million, associated with the Company's federal and California R&D credits. As of July 31, 2011, the Company had unrecognized tax benefits of $1.5 million, that if recognized, these tax benefits would affect the Company's effective tax rate.

During the six months ended January 31, 2012, the unrecognized tax benefits at the beginning of the period increased by $0.2 million associated with the Company's R&D credits. Accordingly, as of January 31, 2012, the Company had unrecognized tax benefits of $1.6 million that, if recognized, would affect the Company's effective tax rate.

The Company believes that it is reasonably possible that there will be a significant increase in its unrecognized tax benefits during the next twelve months as a result of the generation of additional R&D credits.

The Company or one of its subsidiaries files income taxes in the U.S. federal jurisdiction and various states and foreign jurisdictions. If the Company utilizes net operating losses or tax credits in future years, the U.S. federal, state and local, and non-U.S. tax authorities may examine the tax returns covering the period in which the net operating losses and tax credits arose. As a result, the Company's tax returns in the U.S. and California remain open to examination from fiscal years 2002 through 2010. Substantially all material foreign income tax matters in Australia have been concluded through the year ended July 31, 2007. The Company has been audited in Canada and substantially concluded all material income tax matters through July 31, 2009.

Employee 401(k) Plan	6 Months Ended
Jan. 31, 2012
Employee 401(k) Plan [Abstract]
Employee 401(k) Plan

9. Employee 401(k) Plan

The Company's employee savings and retirement plan is qualified under Section 401 of the Internal Revenue Code. The plan is available to all regular employees on the Company's U.S. payroll and provides employees with tax-deferred salary deductions and alternative investment options. Employees may contribute up to 25% of their salary up to the statutory prescribed annual limit. Commencing January 1, 2011, the Company matches employees' contributions to the plan by up to $1,000 per participant.

Segment Information And Information About Geographic Areas	6 Months Ended
Jan. 31, 2012
Segment Information And Information About Geographic Areas [Abstract]
Segment Information And Information About Geographic Areas

10. Segment Information and Information about Geographic Areas

The Company operates in one segment. The Company's chief operating decision maker (the "CODM"), its chief executive officer, manages the Company's operations on a consolidated basis for purposes of allocating resources. When evaluating the Company's financial performance, the CODM reviews separate revenues information for the Company's license, maintenance and professional services offerings, while all other financial information is reviewed on a consolidated basis. All of the Company's principal operations and decision-making functions are located in the United States.

Revenues

The following table sets forth revenues by country based on the billing address of the customer:

	Years Ended July 31,			Six Months Ended January 31,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
United States	$57,755	$85,680	$89,714	$40,596	$63,281
Canada	13,402	15,333	24,632	13,570	12,975
Australia	5,134	7,066	17,388	6,368	10,117
United Kingdom	2,125	14,190	17,362	7,575	6,836
Other	6,329	22,422	23,376	8,898	14,268

Total	$84,745	$144,691	$172,472	$77,007	$107,477

No other country accounted for more than 10% of revenues during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2011 and 2012.

Property and Equipment

The following table sets forth the Company's property and equipment, net by geographic region:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
North America	$2,727	$4,379	$4,038
Asia Pacific	23	20	16
Europe	14	56	210

	$2,764	$4,455	$4,264